Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Construction and Housing Portfolio

May 31, 2021

HOU-QTLY-0721
1.802162.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Building Products - 21.3%
Building Products - 21.3%
Advanced Drain Systems, Inc.	67,400	$7,644,508
Allegion PLC	66,631	9,360,323
Apogee Enterprises, Inc.	95,900	3,645,159
Builders FirstSource, Inc. (a)	360,781	16,069,186
Carrier Global Corp.	252,400	11,592,732
Fortune Brands Home & Security, Inc.	42,187	4,352,011
Johnson Controls International PLC	419,751	27,930,232
Masco Corp.	89,300	5,385,683
Masonite International Corp. (a)	29,200	3,490,860
Resideo Technologies, Inc. (a)	171,900	5,139,810
Simpson Manufacturing Co. Ltd.	65,300	7,334,496
The AZEK Co., Inc.	53,500	2,328,855
Trane Technologies PLC	69,800	13,010,720
UFP Industries, Inc.	83,326	6,626,084
		123,910,659
Construction & Engineering - 6.8%
Construction & Engineering - 6.8%
Comfort Systems U.S.A., Inc.	59,529	4,934,954
EMCOR Group, Inc.	45,770	5,772,055
Fluor Corp. (a)	339,900	6,288,150
Granite Construction, Inc.	130,618	5,271,742
Quanta Services, Inc.	93,899	8,953,270
Willscot Mobile Mini Holdings (a)	293,250	8,504,250
		39,724,421
Construction Materials - 4.8%
Construction Materials - 4.8%
Summit Materials, Inc. (a)	229,214	7,981,231
Vulcan Materials Co.	107,376	19,684,168
		27,665,399
Electrical Equipment - 0.2%
Electrical Components & Equipment - 0.2%
Atkore, Inc. (a)	15,701	1,212,117
Equity Real Estate Investment Trusts (REITs) - 17.7%
Health Care REITs - 2.6%
Welltower, Inc.	202,600	15,148,402
Residential REITs - 12.5%
Equity Lifestyle Properties, Inc.	285,143	20,205,233
Equity Residential (SBI)	511,400	39,607,930
Invitation Homes, Inc.	360,900	13,089,843
		72,903,006
Specialized REITs - 2.6%
CyrusOne, Inc.	40,315	2,973,231
Lamar Advertising Co. Class A	118,282	12,398,319
		15,371,550

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		103,422,958

Household Durables - 11.5%
Homebuilding - 11.5%
Blu Investments LLC (b)(c)	11,990,913	3,717
D.R. Horton, Inc.	91,056	8,676,726
Installed Building Products, Inc.	27,200	3,225,920
NVR, Inc. (a)	4,074	19,910,575
PulteGroup, Inc.	316,385	18,283,889
Taylor Morrison Home Corp. (a)	132,055	3,911,469
Toll Brothers, Inc.	201,900	13,171,956
		67,184,252
Real Estate Management & Development - 1.9%
Diversified Real Estate Activities - 0.4%
The RMR Group, Inc.	66,260	2,592,091
Real Estate Services - 1.5%
Cushman & Wakefield PLC (a)	180,895	3,438,814
Realogy Holdings Corp. (a)	286,500	5,073,915
		8,512,729

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		11,104,820

Specialty Retail - 34.4%
Home Improvement Retail - 34.4%
Lowe's Companies, Inc.	569,595	110,974,195
The Home Depot, Inc.	279,990	89,291,611
		200,265,806
Trading Companies & Distributors - 1.0%
Trading Companies & Distributors - 1.0%
Beacon Roofing Supply, Inc. (a)	101,103	5,726,474
TOTAL COMMON STOCKS
(Cost $365,449,075)		580,216,906

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.03% (d)
(Cost $4,643,457)	4,642,529	4,643,457
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $370,092,532)		584,860,363
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,051,101)
NET ASSETS - 100%		$582,809,262

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,717 or 0.0% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blu Investments LLC	5/21/20	$20,739

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$429
Fidelity Securities Lending Cash Central Fund	85
Total	$514

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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